Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020

Shares		Fair Value
	COMMON STOCKS - 95.6%
	AUSTRALIA - 1.6%
3,004	Aristocrat Leisure Ltd.	$ 56,400
2,629	Wesfarmers Ltd.	87,765
2,213	Woolworths Ltd.	61,387
		205,552
	CANADA - 1.7%
6,474	Bausch Health Cos., Inc. *	118,364
575	George Weston Ltd.	43,429
6,981	Kinross Gold Corp. *	65,146
		226,939
	DENMARK - 0.3%
1,040	Ambu A/S	36,309

	EUROPE - 5.4%
1,135	Ageas	42,747
3,042	Assicurazioni Generali SpA	45,540
2,133	Bayer AG	141,853
1,612	Deutsche Post AG *	65,306
1,560	Endesa SA	44,347
7,046	Enel SpA	64,397
849	Fresenius SE & Co. KGaA *	42,437
1,950	Koninklijke Ahold Delhaize NV	56,425
4,267	Peugeot SA *	68,824
23,469	Snam SpA	124,884
		696,760
	GREAT BRITAIN - 5.6%
7,921	3i Group PLC	92,486
8,698	BAE Systems PLC	55,962
8,957	Barratt Developments PLC	60,026
2,851	BHP PLC	61,929
2,795	British American Tobacco PLC	92,610
41,393	BT Group PLC	53,557
4,135	Imperial Brands PLC	69,251
28,005	Legal & General Group PLC	78,659
1,079	Rio Tinto PLC	65,357
35,545	Taylor Wimpey PLC	55,214
16,655	Tesco PLC	47,457
		732,508
	HONG KONG - 1.0%
5,280	CK Asset Holdings Ltd.	29,329
6,130	New World Development Co. Ltd.	29,898
82,380	WH Group Ltd.	73,237
		132,464

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Shares		Fair Value
	COMMON STOCKS - 95.6% (Continued)
	JAPAN - 12.2%
2,340	Chubu Electric Power Co., Inc.	$ 27,764
3,380	Dai-ichi Life Holdings, Inc.	39,321
260	Daito Trust Construction Co. Ltd.	20,342
2,600	Daiwa House Industry Co. Ltd.	57,346
18,460	Daiwa Securities Group, Inc.	81,012
28,600	ENOUS Holdings, Inc.	99,328
600	Fujitsu Ltd.	80,129
2,029	Hitachi Ltd.	60,027
1,945	ITOCHU Corp.	42,311
3,900	Kajima Corp.	42,641
3,120	Kansai Electric Power Company, Inc.	29,553
2,600	KDDI Corp.	80,142
1,560	MS&AD Insurance Group Holdings, Inc.	38,893
1,300	Nitto Dekno Corp.	73,158
18,720	Nomura Holdings, Inc.	86,704
4,680	Obayashi Corp.	41,519
1,300	Otsuka Corp.	67,133
23,400	Resona Holdings, Inc.	76,089
4,680	Sekisui Chemical Co. Ltd.	63,386
1,560	SG Holdings Co. Ltd.	57,100
5,460	Shimizu Corp.	39,041
520	Shin-Etsu Chemical Co. Ltd.	60,371
1,300	Sompo Holdings, Inc.	42,481
3,186	Sumitomo Mitsui Financial Group, Inc.	84,373
1,300	Tobu Railway Co. Ltd.	36,222
360	Tokyo Electron Ltd.	98,061
2,080	Toshiba Corp.	62,953
		1,587,400
	NEW ZEALAND - 0.4%
2,080	Fisher & Paykel Healthcare Corp. Ltd.	49,881

	NORWAY - 1.3%
6,630	DNB ASA *	101,179
4,160	Telenor ASA	64,539
		165,718
	SINGAPORE - 0.3%
10,500	Keppel Corp. Ltd.	41,348

	SWEDEN - 0.7%
7,892	Telefonaktiebolaget LM Ericsson	90,979

	SWITZERLAND - 1.6%
588	Roche Holding AG	204,317

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Shares		Fair Value
	COMMON STOCKS - 95.6% (Continued)
	UNITED STATES - 63.5%
2,071	AbbVie, Inc.	$ 196,559
4,668	AES Corp.	71,094
1,590	Akamai Technologies, Inc. *	178,780
743	Allstate Corp.	70,132
8,233	Ally Financial, Inc.	165,483
2,643	Altria Group, Inc.	108,759
1,082	Ameriprise Financial, Inc.	166,228
835	AmerisourceBergen Corp.	83,659
365	Anthem, Inc.	99,937
9,920	AT&T, Inc.	293,434
1,745	Best Buy Co., Inc.	173,784
444	Biogen, Inc. *	121,962
2,044	Booz Allen Hamilton Holding Corp.	167,117
3,004	Bristol-Meyers Squibb Co.	176,215
1,263	Cardinal Health, Inc.	68,985
1,222	Centene Corp. *	79,735
22,104	CenturyLink, Inc.	213,304
495	Cigna Corp.	85,481
1,066	Citric Systems, Inc.	152,182
521	Costco Wholesale Corp.	169,601
495	Crown Holdings, Inc. *	35,432
1,043	CSX Corp.	74,408
1,590	CVS Health Corp.	100,075
953	Davita, Inc. *	83,283
731	Dollar General Corp.	139,182
208	Domino's Pizza, Inc.	80,415
797	Dover Corp.	82,035
690	Eastman Chemical Co.	51,495
4,423	eBay, Inc.	244,503
329	Everest Re Group Ltd.	71,982
483	FedEx Corp.	81,337
2,447	Fidelity National Financial, Inc.	79,185
471	FMC Corp.	49,949
885	Garmin Ltd.	87,252
2,019	Gentex Corp.	54,493
1,625	Hartford Financial Services Group, Inc.	68,770
741	HCA Healthcare, Inc.	93,840
11,908	HP, Inc.	209,343
4,436	Intel Corp.	211,730
1,664	Intercontinental Exchange, Inc.	161,042
1,509	International Business Machines Corp.	185,516
600	Jacobs Engineering Group, Inc.	51,210
1,096	Jardine Matheson Holdings Ltd.	44,848
757	Keysight Technologies, Inc. *	75,617
546	Kimberly-Clark Corp.	83,014
6,916	Kinder Morgan, Inc.	97,516
3,096	Kraft Heinz Co.	106,440
2,069	Kroger Co.	71,980

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Shares		Fair Value
	COMMON STOCKS - 95.6% (Continued)
	UNITED STATES - 63.5% (Continued)
1,627	Leidos Holdings, Inc.	$ 154,825
2,210	LKQ Corp. *	62,300
261	Lockheed Martin Corp.	98,911
719	LyondellBasell Industries NV	44,952
484	McKesson Corp.	72,677
4,265	Micron Technology, Inc. *	213,484
1,262	Nasdaq, Inc.	165,713
237	Northrop Grumman Corp.	77,027
2,212	NRG Energy, Inc.	74,788
3,435	ONEOK, Inc.	95,871
3,419	Oracle Corp.	189,583
2,601	Perrigo Co. PLC	137,905
1,627	Phillip Morris International, Inc.	124,970
2,656	PPL Corp.	70,703
1,902	PulteGroup, Inc.	82,927
2,041	Royal Caribbean Cruises Ltd.	99,417
3,590	Seagate Technology PLC	162,340
1,238	Target Corp.	155,839
446	United Rentals, Inc. *	69,295
5,293	Verizon Communications, Inc.	304,242
3,930	Vistra Corp.	73,334
2,236	Western Union Co.	54,290
940	Westrock Co.	25,248
		8,228,964

	TOTAL COMMON STOCKS (Cost $12,130,796)	12,399,139

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.3%
	UNITED STATES - 2.3%
2,406	Iron Mountain, Inc.	67,825
3,679	Medical Properties Trust, Inc.	74,058
1,054	Simon Property Group, Inc.	65,717
4,004	VICI Properties, Inc.	86,927
		294,527

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $279,758)	294,527

	TOTAL INVESTMENTS - 97.9% (Cost $12,410,554)	$ 12,693,666
	OTHER ASSETS LESS LIABILITIES - 2.1%	268,741
	NET ASSETS - 100.0%	$ 12,962,407

PLC - Public Limited Company
* Non-income producing security.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committe is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,399,139	$ -	$ -	$ 12,399,139
Real Estate Investment Trusts (REITs)	294,527	-	-	294,527
Total	$ 12,693,666	$ -	$ -	$ 12,693,666

* Refer to the Portfolio of Investments for classifications

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 12,418,380	$ 697,434	$ (422,148)	$ 275,286